Valuation adjustments - Cash flow hedges (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Valuation adjustments
Accumulated (loss)/gain on cash flow hedges	$ (437)	$ 420
Accumulated gain related to discontinued cash flow hedges (Note 12)		(6)
Valuation adjustments - cash flow hedges	$ (437)	$ 414